CONTRACT LIABILITIES	12 Months Ended
Dec. 31, 2025
CONTRACT LIABILITIES
CONTRACT LIABILITIES
23.	CONTRACT LIABILITIES

	As at	As at
	December 31,	December 31,
	2024	2025
	USD’000	USD’000
Customer loyalty scheme	11,642	12,224
Prepaid cards and issued vouchers	1,007	1,339
	12,649	13,563

As at January 1, 2024, contract liabilities amounted to USD11,404,000.

The following table shows the revenue recognized during the year that was in relation to contract liabilities carried forward from the prior year.

	2023	2024	2025
	USD’000	USD’000	USD’000
Customer loyalty scheme	3,366	7,583	9,451
Prepaid cards and issued vouchers	350	483	1,007
	3,716	8,066	10,458

The transaction price allocated to the remaining performance obligation (unsatisfied or partially unsatisfied) as at year end and the expected timing of recognizing revenue are as follows:

	As at December 31, 2024
	Customer	Prepaid cards
	loyalty	and issued
	scheme	vouchers	Total
	USD’000	USD’000	USD’000
	(Note i)	(Note ii)
Within one year	8,662	1,007	9,669
More than one year but within two years	2,898	—	2,898
More than two years	82	—	82
	11,642	1,007	12,649

	As at December 31, 2025
	Customer	Prepaid cards
	loyalty	and issued
	scheme	vouchers	Total
	USD’000	USD’000	USD’000
	(Note i)	(Note ii)
Within one year	9,319	1,339	10,658
More than one year but within two years	2,817	—	2,817
More than two years	88	—	88
	12,224	1,339	13,563

Notes:

i.	The customer loyalty points have a validity period between 2 to 5 years from the date the loyalty points were granted to customers and may be redeemed at any time within the validity period at the customers’ discretion. The amounts disclosed above represent the Group’s expectation on the timing of redemption by customers.
ii.	The Group issued prepaid cards and vouchers that have no expiration and can be utilized for future consumption in restaurants at the customers’ discretion. The amounts disclosed above represent the Group’s expectation on the timing of utilization by customers.

Material accounting policy information

Refer to Note 5 for the material accounting policy information relating to recognition of revenue and contract liabilities in relation to the above items.